FVM - Movements of level 3 instruments (Narrative) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Fair Value Measurement [Line Items]
Transfers Into Level 3 Of Fair Value Hierarchy Assets	$ 1.4
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	$ (0.4)
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Assets	Transfers into Level 3 were primarily comprised of corporate and municipal bonds, reflecting decreased observability of the respective bond price equivalent.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	Transfers out of Level 3 were primarily comprised of equity / index contracts resulting from increased observability of the respective equity volatility inputs.
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	$ 2.5
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	$ (4.8)
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	Transfers into Level 3 were primarily comprised of rates-linked and equity-linked issued debt instruments, reflecting decreased observability of the respective rates volatility and equity volatility inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	Transfers out of Level 3 were primarily comprised of rates-linked fixed-rate and equity-linked issued debt instruments resulting from changes in the observability of the OCA curve and equity volatility inputs used to determine the fair value of these instruments.
Transfers out of Level 3 and into Level 2 of the fair value hierarchy of liabilities held at the end of the reporting period	$ 2.9
Description of reasons for transfers out of Level 3 and into Level 2 of fair value hierarchy liabilities held at the end of the reporting period	In the second quarter of 2018, USD 2.9 billion of UBS-issued structured notes, which are reported within Debt issued designated at fair value on the balance sheet, were transferred from Level 3 to Level 2 in the fair value hierarchy, reflecting increased observability of the OCA curve used to value these notes.
UBS AG
Disclosure Of Fair Value Measurement [Line Items]
Transfers Into Level 3 Of Fair Value Hierarchy Assets	$ 1.4
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	$ (0.4)
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Assets	Transfers into Level 3 were primarily comprised of corporate and municipal bonds, reflecting decreased observability of the respective bond price equivalent.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	Transfers out of Level 3 were primarily comprised of equity / index contracts resulting from increased observability of the respective equity volatility inputs.
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	$ 2.5
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	$ (4.8)
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	Transfers into Level 3 were primarily comprised of rates-linked and equity-linked issued debt instruments, reflecting decreased observability of the respective rates volatility and equity volatility inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	Transfers out of Level 3 were primarily comprised of rates-linked fixed-rate and equity-linked issued debt instruments resulting from changes in the observability of the OCA curve and equity volatility inputs used to determine the fair value of these instruments.
Transfers out of Level 3 and into Level 2 of the fair value hierarchy of liabilities held at the end of the reporting period	$ 2.9
Description of reasons for transfers out of Level 3 and into Level 2 of fair value hierarchy liabilities held at the end of the reporting period	In the second quarter of 2018, USD 2.9 billion of UBS-issued structured notes, which are reported within Debt issued designated at fair value on the balance sheet, were transferred from Level 3 to Level 2 in the fair value hierarchy, reflecting increased observability of the OCA curve used to value these notes.